Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of US And Foreign Components of Loss Before Provision for Income Taxes
The U.S. and foreign components of loss before provision for income taxes for the years ended December 31, 2023 and 2022 are as follows (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
United States	$(98,123)	$(100,259)
Foreign	(16,612)	(36,444)

Loss before Benefit for Income Taxes	$(114,735)	$(136,703)

Schedule of Components of Provision For (benefit from) Income Taxes
The components of the provision for (benefit from) income taxes for the years ended December 31, 2023 and 2022 are as follows (in thousands):

	Year ended December 31, 2023	Year ended December 31, 2022
Current:
Federal	$—	$—
State	(56)	39
Foreign	—	13

Total current tax expense	(56)	52
Deferred:
Federal	$—	$—
State	—	—
Foreign	(733)	(690)

Total Deferred Tax Benefit	(733)	(690)

Total Benefit from Income Taxes	$(789)	$(638)

Schedule of Reconciliation of Statutory Federal Income Tax Rate
The following is a reconciliation of the statutory federal income tax rate to our effective tax rate for the years ended December 31, 2023, and 2022:

Year ended December 31,	Year ended December 31, 2023	Year ended December 31, 2022
Federal statutory income tax rate	21.0	21.0
State income tax expense	3.9	1.3
Permanent tax adjustments	(1.3)	(1.2)
Fair value adjustments	(0.2)	(7.4)
Transaction costs	—	(2.7)
Change in valuation allowance	(23.6)	(6.7)
Foreign rate differential	1.0	(3.0)
Other, net	(0.1)	(0.9)

Effective income tax rate	0.7	0.4

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities as of December 31, 2023, and 2022 are as follows (in thousands):

Year ended December 31,	Year ended December 31, 2023	Year ended December 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$198,081	$183,522
Capitalized research costs	9,636	6,678
Lease liabilities	4,630	5,066
Accruals and reserves	6,807	5,097
Intangibles	1,093	—
Other	11,172	8,800

Total Deferred Tax Assets	$231,419	$209,163
Less: valuation allowance	(192,867)	(174,317)

Total Deferred Tax Assets, Net of Valuation Allowance	$38,552	$34,846

Deferred tax liabilities:
Intangibles	—	(1,742)
Convertible debt	(35,565)	(30,541)
ROU assets	(3,047)	(3,290)
Other	(152)	(200)

Total Deferred Tax Liabilities	$(38,764)	$(35,773)

Net Deferred Tax Liabilities	$(212)	$(927)